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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)

     or fiscal year ending:           12/31/02 (b)


Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.    Registrant Name:  American General Life Insurance Company Separate
                             Account A

     B.    File Number:      811-1491

     C.    Telephone Number: (713) 831-3504

2.   A.    Street:           Post Office Box 1591

     B.    City: Houston   C. State: TX     D. Zip Code: 77251   Zip Ext: 1591

     E.    Foreign Country:             Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)                N

4.   Is this the last filing on this form by Registrant? (Y/N)                 N

5.   Is Registrant a small business investment company (SBIC)?
     (Y/N)  [If answer is "Y" (Yes), complete only items 89 through 110.]      N

6.   Is Registrant a unit investment trust (UIT)?(Y/N) [If answer is "Y"
     (Yes) complete only items 111 through 132.]                               Y

7.   A.    Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

     B.    How many separate series or portfolios did Registrant
           have at the end of the period                           _____________


                                       01

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For period ending 12/31/02                               If filing more than one
                  --------                               Page 47, "X" box: [_]

File number 811-1491
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UNIT INVESTMENT TRUSTS

111. A. [_] Depositor Name: ________________________________________________

     B. [_] File Number (If any):_______________________________

     C. [_] City:______   State:______   Zip Code:______   Zip Ext.:______

        [_] Foreign Country:________     Foreign Postal Code:________

111. A. [_] Depositor Name: ________________________________________________

     B. [_] File Number (If any):_______________________________

     C. [_] City:______   State:______   Zip Code:______   Zip Ext.:______

        [_] Foreign Country:________     Foreign Postal Code:________

112. A. [_] Sponsor Name: ________________________________________________

     B. [_] File Number (If any):_______________________________

     C. [_] City:______   State:______   Zip Code:______   Zip Ext.:______

        [_] Foreign Country:________     Foreign Postal Code:________


112. A. [_] Sponsor Name: ________________________________________________

     B. [_] File Number (If any):_______________________________

     C. [_] City:______   State:______   Zip Code:______   Zip Ext.:______

        [_] Foreign Country:________     Foreign Postal Code:________

                                       47

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For period ending 12/31/02                               If filing more than one
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                                                         Page 48, "X" box: [_]
File number 811-1491
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113. A. [_] Trustee Name:_________________________________________________

     B. [_] City:______   State:______   Zip Code:______  Zip Ext.:_______

        [_] Foreign Country:____________   Foreign Postal Code:_____

113. A. [_] Trustee Name:_________________________________________________

     B. [_] City:______   State:______   Zip Code:______  Zip Ext.:_______

        [_] Foreign Country:____________   Foreign Postal Code:_____

114. A. [_] Principal Underwriter Name:___________________________________

     B. [_] File Number:______

     C. [_] City:______   State:______   Zip Code:______  Zip Ext.:_______

        [_] Foreign Country:____________   Foreign Postal Code:_____

114. A. [_] Principal Underwriter Name:___________________________________

     B. [_] File Number:______

     C. [_] City:______   State:______   Zip Code:______  Zip Ext.:_______

        [_] Foreign Country:____________   Foreign Postal Code:_____

115. A. [_] Independent Public Accountant Name:___________________________

     B. [_] City:______   State:______   Zip Code:______  Zip Ext.:_______

        [_] Foreign Country:____________   Foreign Postal Code:_____

115. A. [_] Independent Public Accountant Name:___________________________

     B. [_] City:______   State:_______  Zip Code:______  Zip Ext.:_______

        [_] Foreign Country:____________   Foreign Postal Code:_____

                                       48

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For period ending 12/31/02                               If filing more than one
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                                                         Page 49, "X" box: [_]
File number 811-1491
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116. Family of investment companies information:

     A.  [_] Is Registrant part of a family of investment companies?
             (Y/N)                                                           Y
                                                                            ---
                                                                            Y/N

     B.  [_] Identify the family in 10 letters AGLSEPACCT
                                               ----------
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [_] Is Registrant a separate account of an insurance company?
             (Y/N)                                                         _____
                                                                            Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [_] Variable annuity contracts?(Y/N)                              _____
                                                                            Y/N

     C.  [_] Scheduled premium variable life contracts?(Y/N)               _____
                                                                            Y/N

     D . [_] Flexible premium variable life contracts?(Y/N)                _____
                                                                            Y/N

     E.  [_] Other types of insurance products registered under the
             Securities Act of 1933?(Y/N)                                  _____
                                                                            Y/N

118: [_] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933   _____

119. [_] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
         period                                                            _____

120. [_] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119($000's omitted)   $____

121. [_] State the number of series for which a current prospectus was in
         existence at the end of the period                                _____

122. [_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                      2
                                                                           -----

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For period ending 12/31/02                               If filing more than one
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File number 811-1491
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123. [_] State the total value of the additional units
         considered in answering item 122($000's omitted)              $   243
                                                                        --------
124. [_] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)              $________

125. [_] State the total dollar amount of sales loads
         collected (before reallowances to other brokers or
         dealers) by Registrant's principal underwriter and
         any underwriter which is an affiliated person of
         the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                                $      1
                                                                        --------
126. [_] Of the amount shown in item 125, state the total
         dollar amount of sales loads collected from
         secondary market operations in Registrant's units
         (include the sales loads, if any, collected on
         units of a prior series placed in the portfolio of
         a subsequent series.) ($000's omitted)                        $________

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentag of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of  Total Assets    Total Income
                                         Series      ($000's     Distributions
                                       Investing     omitted)   ($000's omitted)
                                       ---------  ------------   --------------
A. U.S. Treasury direct issue            _____    $ __________   $ __________

B. U.S. Government agency                _____    $ __________   $ __________

C. State and municipal tax-free          _____    $ __________   $ __________

D. Public utility debt                   _____    $ __________   $ __________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent        _____    $ __________   $ __________

F. All other corporate intermed.
   & long-term debt                      _____    $ __________   $ __________

G. All other corporate short-term debt   _____    $ __________   $ __________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                               _____    $ __________   $ __________

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I.    Investment company equity securities  _____  $ ____________  $ ___________

J.    All other equity securities             6    $     28,145    $ ___________
                                            -----    ------------
K.    Other securities                      _____  $ ____________  $ ___________

L.    Total assets of all series of
      registrant                              6    $      28,145   $ ___________
                                            -----    ------------

                                       50

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For period ending 12/31/02                               If filing more than one
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                                                         Page 51, "X" box: [_]

File number 811-1491
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128.  [_]   Is the timely payment of principal and interest on
            any of the portfolio securities held by any of
            Registrant's series at the end of the current
            period insured or guaranteed by an entity other
            than the issuer?(Y/N)                                          _____
                                                                            Y/N
            [If answer is "N"(No), go to item 131.]

129.  [_]   Is the issuer of any instrument covered in item
            128 delinquent or in default as to payment of
            principal or interest at the end of the current
            period?(Y/N)                                                   _____
                                                                            Y/N
            [If answer is "N" (No), go to item 131.]

130.  [_]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)                                               _____
                                                                            Y/N

131.  [_]   Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted)                      $ 320
                                                                           -----

132.  [_]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

     811-____        811-____        811-____      811-____       811-____

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT A
     (Name of Registrant)

BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
              (Name of Depositor)

By:  /s/ ROBERT F. HERBERT, JR.        Witness:  /s/ LAUREN W. JONES
    -------------------------------             ----------------------------
         Robert F. Herbert, Jr.                      Lauren W. Jones
         Senior Vice President,                      Assistant Secretary
         Treasurer & Controller                      American General Life
         American General Life                          Insurance Company
              Insurance Company